ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES
ORDINARY SHARES

10. ORDINARY SHARES

The Company’s authorized share capital is $80,000 comprising of 800,000,000 ordinary shares with a par value of $0.0001 each. As of December 31, 2021, the Company issued 183,826,753 ordinary shares.

On August 23, 2022, the Company announced it planned to implement share repurchases pursuant to the stock repurchase program previously authorized by its board of directors. Under the stock repurchase program, the Company and its senior management may purchase up to $40 million of its ordinary shares in the form of ADSs in aggregate. In August 2023, the Company’s board of directors authorized the renewal of the stock repurchase program, which the Company refers to as the 2023 Stock Repurchase Program. Under the 2023 Stock Repurchase Program, the Company may repurchase up to $40 million of its ordinary shares in the form of ADSs in aggregate, for a 12-month period. The 2023 Stock Repurchase Program became effective on August 15, 2023. For the years ended December 31, 2024 and 2023, the Company repurchased 413,214 ordinary shares, equivalents to 179,658 ADSs, inclusive of 5 canceled ordinary shares, in an aggregate amount of approximately $0.3 million and 10,656,794 ordinary shares, equivalents to 4,633,389 ADSs, in an aggregate amount of approximately $8.6 million under the authorized stock purchase program, respectively. These repurchased shares are considered not outstanding and therefore were accounted for under the cost method and includes such treasury stock as a component of the shareholder’s equity. The Company's board of directors has not, and does not intend, to renew the stock repurchase program.

For the years ended December 31, 2024 and 2023, 2,252,047 and 3,849,268 shares of treasury stock were used for the issuance of ordinary shares for exercise of share options and vesting of restricted share units (“RSUs”), respectively. No treasury stock was used for the year ended December 31, 2022. As of December 31, 2024, 2023 and 2022, 6,621,234, 8,460,067 and 1,652,541 shares were recorded as treasury stock, respectively.

During the years ended December 31, 2023 and 2022, 280,568, and 6,845,888 units of stock options were exercised, and 1,260,701, and 1,859,819 RSUs were issued as ordinary shares, respectively. No stock options were exercised and no ordinary shares were issued upon the vesting of RSUs during the year ended December 31, 2024, as all vested RSUs were issued from treasury stock.